Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Losses (gains) due to amortization:
Total changes in Accumulated OCI	¥ (458,939)	¥ 189,208	¥ 127,169
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(423,283)	195,492
Prior service cost arising during the year	(22)
Losses (gains) due to amortization:
Net actuarial loss	(17,019)	(5,641)
Prior service cost	1,205	1,204
Curtailment and settlement	4,605	2,366
Total changes in Accumulated OCI	(434,514)	193,421
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	319	(1,732)
Prior service cost arising during the year	(1,187)	3,722
Losses (gains) due to amortization:
Net actuarial loss	(11,560)	(8,685)
Prior service cost	2,614	2,633
Curtailment and settlement	(30)	(223)
Foreign currency translation adjustments	(5,808)	(1,125)
Total changes in Accumulated OCI	(15,652)	(5,410)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(1,541)	(2,166)
Losses (gains) due to amortization:
Net actuarial loss	(208)	(1,162)
Prior service cost	448	1,881
Foreign currency translation adjustments	(173)	(58)
Total changes in Accumulated OCI	¥ (1,474)	¥ (1,505)